March 7, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP Growth Series, Inc.
             AXP Quantitative Large Cap Equity Fund
         File No. 2-38355/811-2111

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 74 (Amendment). This Amendment was filed electronically on March 5, 2003.

If you have any questions or concerns regarding this filing, please contact Anna Butskaya at 612-671-4993 or me at 612-671-7981.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel